Additional Financial Information of Parent Company, Financial Statements Schedule I - Condensed Statements of Cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net income (loss) attributable to Noah Holding Limited shareholders	¥ 1,314,131	$ 206,215	¥ (745,225)	¥ 829,151
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Share-based compensation expenses	51,037	8,009	59,789	94,897
Income from equity in subsidiaries and VIEs	(301,979)	(47,387)	(100,257)	(115,809)
Income from equity in affiliates, net of dividends	(206,218)	(32,360)	(60,397)	(39,964)
Share-based settlement expense	19,908	3,124	1,290,811
Changes in operating assets and liabilities:
Amount due from related parties	53,194	8,347	14,990	12,851
Other current assets	57,135	8,966	(96,832)	69,992
Deferred tax assets	(119,606)	(18,769)	(67,330)	(62,364)
Contingent liabilities	(11,398)	(1,789)	530,433
Other current liabilities	191,420	30,038	(361,210)	16,356
Other non-current liabilities	99,165	15,561	(2,578)	(32,285)
Net cash provided by operating activities	1,521,838	238,809	796,353	1,288,233
Cash flows from investing activities:
Proceeds from sale of other long-term investments	8,465	1,328	26,606	231,171
Net cash (used in) provided by investing activities	(2,572,094)	(403,619)	352,584	(182,012)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	11,114	1,744	33,372	31,686
Payment for repurchase of ordinary shares	(372,376)	(58,434)	(281,610)
Net cash provided by (used in) financing activities	(513,121)	(80,519)	(371,422)	543,311
Effect of exchange rate changes	(46,714)	(7,330)	(148,745)	37,811
Net increase in cash and cash equivalents	(1,610,091)	(252,659)	628,770	1,687,343
Cash, cash equivalents and restricted cash-beginning of the year	5,022,704	788,172	4,393,934	2,706,591
Cash, cash equivalents and restricted cash-end of the year	3,412,613	535,513	5,022,704	4,393,934
Parent Company
Cash flows from operating activities:
Net income (loss) attributable to Noah Holding Limited shareholders	1,314,131	206,215	(745,225)	829,151
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Income from equity in subsidiaries and VIEs	(1,309,836)	(205,541)	(978,658)	(770,375)
Income from equity in affiliates, net of dividends	(28,606)	(4,489)	(58,913)	(36,103)
Share-based settlement expense	19,908	3,124	1,290,811
Changes in operating assets and liabilities:
Amounts due from subsidiaries and VIEs			356,685	308,774
Amount due from related parties	18	3	(94)	9,151
Amounts due to subsidiaries and VIEs	28,584	4,485	56,937
Other current assets	40,772	6,398	(31,417)	(9,331)
Deferred tax assets			1,226	786
Contingent liabilities	(11,398)	(1,789)	530,433
Other current liabilities	11,828	1,856	(10,249)	4,341
Other non-current liabilities	(2,276)	(357)	908	756
Net cash provided by operating activities	63,125	9,905	412,444	337,150
Cash flows from investing activities:
Capital return from investments in subsidiaries and VIEs				170,589
Increase in investments in subsidiaries and VIEs	(1,120,785)	(175,876)	(43,690)	(78,668)
Capital return from investments in affiliates			101,114
Proceeds from sale of other long-term investments				43,772
Net cash (used in) provided by investing activities	(1,120,785)	(175,876)	57,424	135,693
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	11,114	1,744	33,372	31,688
Proceeds from advances from subsidiaries	537,604	84,362
Repayment of advances from subsidiaries	(82,481)	(12,943)
Payment for repurchase of ordinary shares	(372,376)	(58,434)	(281,610)
Net cash provided by (used in) financing activities	93,861	14,729	(248,238)	31,688
Effect of exchange rate changes	(171,897)	(26,974)	(111,190)	43,253
Net increase in cash and cash equivalents	(1,135,696)	(178,216)	110,440	547,784
Cash, cash equivalents and restricted cash-beginning of the year	1,359,841	213,389	1,249,401	701,617
Cash, cash equivalents and restricted cash-end of the year	¥ 224,145	$ 35,173	1,359,841	¥ 1,249,401
Supplement disclosure of non-cash investing activities:
Deconsolidation increase in investment			¥ 109,700